August 7, 2020

Alta Quality Growth Fund

Institutional Shares – AQLGX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Prospectus dated January 28, 2020

The Prospectus dated January 28, 2020, of the Alta Quality Growth Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

The Fund’s “Market Risk” disclosure in the section titled “Additional Information Regarding Principal Investment Risks” on page 13 of the Fund’s Prospectus is replaced with the following:

Market Risk

The market prices of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in the Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent the Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

1

The last paragraph and composite performance table in the section titled “Past Performance of the Adviser” on pages 30 - 32 of the Fund’s Prospectus is replaced with the following:

The following tables show the annual returns of the Composite for each of the last ten calendar years and for the 1-Year, 5-Year and 10-Year periods ended December 31, 2019. Alta Capital Management, LLC claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. Alta Capital Management, LLC has been independently verified for the periods January 1, 1993 through December 31, 2016 by Ashland Partners & Company LLP and for the periods January 1, 2017 through December 31, 2019 by ACA Performance Services, LLC. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. Verification does not ensure the accuracy of any specific composite presentation. The verification report is available upon request. A complete description of Alta Capital Management, LLC’s Composite is available upon request. The data presented herein is not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

2

ALTA CAPITAL MANAGEMENT, LLC

Large Cap Quality Growth Composite

	Assets			Annualized Performance Results
Year Ended	Firm Assets ($mm)	Composite Assets ($ mm)	No. of Accounts	Net Composite Returns	Gross Composite Returns	S&P 500 Total Return Index®	Russell 1000 Growth Index®	Composite Dispersion	Composite 3-yr Annualized Standard Deviation	S&P 500 3-yr Annualized Standard Deviation	Russell 1000 Growth 3-yr Annualized Standard Deviation
12/31/10	679	195	139	12.86%	13.67%	15.06%	16.71%	0.53%	-	-	-
12/31/11	610	181	138	-2.11%	-1.40%	2.11%	2.64%	0.46%	18%	18%	17%
12/31/12	709	205	146	18.83%	19.67%	16.00%	15.25%	0.99%	15%	14%	15%
12/31/13	1,105	297	194	37.79%	38.79%	32.38%	33.48%	1.10%	11%	11%	12%
12/31/14	1,434	355	240	11.59%	12.41%	13.68%	13.05%	0.62%	9%	8%	9%
12/31/15	1,454	373	246	2.32%	3.06%	1.38%	5.66%	0.61%	10%	10%	10%
12/31/16	1,655	368	295	4.69%	5.46%	11.95%	7.07%	0.58%	10%	10%	11%
12/31/17	1,845	409	310	20.11%	21.05%	21.83%	30.21%	0.61%	9%	9%	10%
12/31/18	1,704	294	250	-3.48%	-2.76%	-4.38%	-1.51%	0.47%	10%	10%	12%
12/31/19	1,788	424	276	33.77%	34.71%	31.48%	36.38%	0.60%	11%	11%	13%

	Composite	Benchmarks(1)
	Large Cap Quality Growth Composite(1)	S&P 500 Total Return Index®	Russell 1000 Growth Index®
1 Year (2019)	33.77%	31.48%	36.38%
5 Years (2015-2019)	10.68%	11.69%	14.62%
10 Years (2010-2019)	12.86%	13.55%	15.21%
Since Inception(2)	9.91%	9.86%	9.57%

(1)	The Large Cap Quality Growth Composite consists of discretionary accounts investing in equities with a capitalization range of $2 billion and greater. The composite is measured against the S&P 500 and the Russell 1000 Growth indices. The minimum account size for this composite is $250 thousand. The S&P 500 is an index of 500 stocks designed to reflect the risk/return characteristics of the large-cap universe. The Russell 1000 Growth is an index measuring the performance of the large-cap growth segment of the U.S. equity universe including companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The inception of the GIPS® verified Large Cap Quality Growth Composite was December 31, 1992.

Further Information

For further information, please contact the Fund toll-free at 1-800-957-0681. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.altacapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.

August 7, 2020

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Investor Shares – CAPPX

A series of the Capitol Series Trust (the “Trust”)

Supplement to Prospectus dated August 28, 2019

Canterbury Investment Management, LLC (“Canterbury”), the adviser to the Canterbury Portfolio Thermostat Fund (the “Fund”), has decided not to renew the contractual Expense Limitation Agreement between the Trust and Canterbury on behalf of the Fund, which Expense Limitation Agreement will expire on August 31, 2020, as reflected in the Fund’s Prospectus dated August 28, 2019.

In addition, the Fund’s “Market Risk” disclosure in the section titled “Additional Information Regarding Principal Investment Risks” on page 24 of the Fund’s Prospectus is replaced with the following:

Market Risk

The market prices of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in the Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent the Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Further Information

For further information, please contact the Fund toll-free at 1-844-838-2121. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above, or by visiting the Fund’s website at www.canterburyfunds.com.

Investors Should Retain this Supplement for Future Reference.

August 7, 2020

Cornerstone Capital Access Impact Fund

Institutional Shares – CCIIX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus, each dated October 1, 2019

The Summary Prospectus and Prospectus, each dated October 1, 2019, of the Cornerstone Capital Access Impact Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

The section titled “Exemptive Relief” on page 6 in the Fund’s Summary Prospectus (page 8 of the Fund’s Prospectus) is replaced with the following:

Exemptive Relief

On May 13, 2020, the Securities and Exchange Commission (the “SEC”) issued an order (the “Order”) to Cornerstone and the Trust on behalf of the Fund, exempting them from certain requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), including the requirement to submit to shareholders new or materially amended subadvisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to subadvisers. The Order provides that Cornerstone may operate in a “manager of managers” structure whereby Cornerstone may identify, retain and compensate subadvisers that are not “affiliated persons” of Cornerstone, as defined in the 1940 Act, to manage all or portions of the Fund’s portfolio, subject to the Board’s approval and subject to the conditions set forth in the Order. Cornerstone is responsible for, among other things: setting the Fund’s investment strategy and structure; identifying subadvisers; ongoing monitoring and evaluation of subadvisers; implementing procedures to ensure that subadvisers comply with the Fund’s investment objectives, policies, guidelines and restrictions; terminating subadvisers (subject to the Board’s approval); and reallocating assets among subadvisers. Shareholders will be notified of, and provided with information regarding, Cornerstone’s retention of new subadvisers or any material amendments to subadvisory agreements, within 90 days of either occurrence.

In addition, the Fund’s “Market Risk” disclosure in the section titled “Additional Information Regarding Principal Investment Risks” on page 13 of the Fund’s Prospectus is replaced with the following:

Market Risk. The market prices of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in the Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent the Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

In addition, the first and second paragraphs in the sub-section titled “Investment Sub-Advisers” on page 16 of the Fund’s Prospectus are replaced with the paragraph set forth below. The remainder of the sub-section titled “Investment Sub-Advisers” remains unchanged.

On May 13, 2020, the SEC issued an order (the “Order”) to Cornerstone and the Trust on behalf of the Fund, exempting them from certain requirements under the 1940 Act, including the requirement to submit to shareholders new or materially amended subadvisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to subadvisers. The Order provides that Cornerstone may operate in a “manager of managers” structure whereby Cornerstone may identify, retain and compensate subadvisers that are not “affiliated persons” of Cornerstone, as defined in the 1940 Act, to manage all or portions of the Fund’s portfolio, subject to the Board’s approval and subject to the conditions set forth in the Order. Cornerstone is responsible for, among other things, setting the Fund’s investment strategy and structure, identifying sub-advisers, ongoing monitoring and evaluation of subadvisers, implementing procedures to ensure that subadvisers comply with the Fund’s investment objectives, policies, guidelines and restrictions, terminating sub-advisers (subject to the Board’s approval) and reallocating assets among sub-advisers. Shareholders will be notified of, and provided with information regarding, Cornerstone’s retention of new sub-advisers or any material amendments to subadvisory agreements, within 90 days of either occurrence.

Further Information

For further information, please contact the Fund toll-free at 1-800-986-6187. You may also obtain additional copies of the Fund’s Prospectus, Summary Prospectus, and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.cornerstonecapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.

 August 7, 2020

Fuller & Thaler Behavioral Small-Cap

Equity Fund

A Shares – FTHAX

C Shares - FTYCX

Investor Shares – FTHNX

Institutional Shares – FTHSX

R6 Shares – FTHFX

Fuller & Thaler Behavioral Small-Cap

Growth Fund

A Shares – FTXAX

C Shares - FTXCX

Investor Shares – FTXNX

Institutional Shares – FTXSX

R6 Shares – FTXFX

Fuller & Thaler Behavioral Mid-Cap Value Fund

A Shares – [*]

Investor Shares – FTVNX

Institutional Shares – FTVSX

R6 Shares – FTVZX

Fuller & Thaler Behavioral Unconstrained

Equity Fund

A Shares – [*]

Investor Shares - [*]

Institutional Shares - FTZIX

R6 Shares – FTZFX

Fuller & Thaler Behavioral Small–Mid Core Equity Fund

A Shares – [*]

Investor Shares - [*]

Institutional Shares - FTSIX

R6 Shares - [*]

Fuller & Thaler Behavioral Micro-Cap

Equity Fund

A Shares – [*]

Investor Shares - [*]

Institutional Shares - FTMSX

R6 Shares - [*]

* Shares listed above denoted with (*) will be registered and offered for sale at a later date.

Each a series of the Capitol Series Trust (the “Trust”)

Supplement to the Prospectus Dated January 28, 2020

The Prospectus dated January 28, 2020, of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund, the Fuller & Thaler Behavioral Mid-Cap Value Fund, the Fuller & Thaler Behavioral Unconstrained Equity Fund, the Fuller & Thaler Behavioral Small-Mid Core Equity Fund, and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information that follows.

The following language replaces, in its entirety, the risk disclosure titled “Market Risk (All Funds)” starting on page 68 of the Funds’ Prospectus.

Market Risk. (All Funds). The market prices of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Funds is that the investments in each Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of each Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, a Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent a Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent a Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Further Information

For further information, please contact the Funds toll-free at 1-888-912-4562. You may also obtain additional copies of the Funds’ Summary Prospectuses, Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.fullerthalerfunds.com.

2

 August 7, 2020

Guardian Fundamental Global Equity Fund

Institutional Shares – GFGEX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Prospectus dated December 18, 2019

The Prospectus dated December 18, 2019, of the Guardian Fundamental Global Equity Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

The Fund’s “Market Risk” disclosure in the section titled “Additional Information Regarding Principal Investment Risks” on page 14 of the Fund’s Prospectus is replaced with the following:

Market Risk

The market prices of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in the Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent the Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Further Information

For further information, please contact the Fund toll-free at 1-800-957-0681. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.altacapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.

August 7, 2020

Hedeker Strategic Appreciation Fund

Institutional Shares – SAFFX

A series of the Capitol Series Trust (the “Trust”)

Supplement to the Prospectus Dated December 30, 2019

The Prospectus dated December 30, 2019, of the Hedeker Strategic Appreciation Fund (the “Fund”) is hereby amended to reflect the following new information.

The Fund’s “Market Risk” disclosure in the section titled “Additional Information Regarding Principal Investment Risks” on page 22 of the Fund’s Prospectus is replaced with the following:

Market Risk. The market prices of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in the Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent the Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Further Information

For further information, please contact the Fund toll-free at (800) 657-4450. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.hedekerwealth.com.

Investors Should Retain this Supplement for Future Reference.

 August 7, 2020

PRESERVER ALTERNATIVE OPPORTUNITIES FUND

Institutional Shares (PAOIX)

A Series of Capitol Series Trust

Supplement to Prospectus Dated December 30, 2019

The Prospectus dated December 30, 2019, of the Preserver Alternative Opportunities Fund (the “Fund”) is hereby amended to reflect the following new information.

The Fund’s “Market Risk” disclosure in the section titled “Additional Information Regarding Principal Investment Risks” on page 23 of the Fund’s Prospectus is replaced with the following:

Market Risk

The market prices of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in the Fund’s portfolio may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of equity securities and other types of investments may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Pandemics, epidemics, and widespread disease in general may also affect financial markets. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. To the extent the Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Further Information

For further information, please contact the Fund toll-free at (844) 838-2119. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.preserverfunds.com.

Investors Should Retain this Supplement for Future Reference.